Balance Sheet Components - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 604	$ 500
Accumulated amortization	(404)	(236)
Intangible assets, net	200	264
License Cost
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	500	$ 500
Patents
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 104